Condensed Statement of Operations - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
		Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021
Operating and formation costs			$ 1,752,783	$ 2,974,830
Formation costs		$ 2,177
Loss from operations			(1,752,783)	(2,974,830)
Other expense:
Interest earned on marketable securities held in Trust Account			10,017	15,739
Change in fair value of warrants			(7,533,067)	(4,406,133)
Change in fair value of promissory note			11,600	11,600
Unrealized gain on marketable securities held in Trust Account				4,595
Other expense, net			(7,511,450)	(4,374,199)
Net loss		$ (2,177)	$ (9,264,233)	$ (7,349,029)
Basic and diluted weighted average shares outstanding	[1]	6,000,000
Basic and diluted net loss per share		$ 0.00
Class A redeemable common stock [Member]
Other expense:
Basic and diluted weighted average shares outstanding			27,600,000	27,600,000
Basic and diluted net loss per share			$ 0.00	$ 0.00
Class B Non-redeemable common stock [Member]
Other expense:
Basic and diluted weighted average shares outstanding			6,900,000	6,725,967
Basic and diluted net loss per share			$ (1.34)	$ (1.09)

[1]	Excludes up to 900,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On February 2, 2021, the Company effected a 1.2-to-1 forward stock split, resulting in 6,900,000 Founder shares being issued and outstanding. All share and per share amounts have been retroactively restated the share transactions. (see Notes 5 and 8).